Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes
Schedule of significant components of current and deferred Income tax expense attributable to Income from continuing operations

	Year Ended December 31,
(U.S. Dollars in thousands)	2024	2023	2022
Current tax benefit (expense)	$(606)	$4,598	$(878)
Deferred tax benefit (expense)	(25)	(3)	3
Income tax benefit (expense)	$(631)	$4,595	$(875)

Schedule of income tax expenses

	Year Ended December 31,
(U.S. Dollars in thousands)	2024	2023	2022
Income tax benefit (expense) within Norwegian tonnage tax regime	$(594)	$4,610	$(866)
Income tax benefit (expense) within UK	(37)	(15)	(9)
Income tax benefit (expense)	$(631)	$4,595	$(875)
Effective tax rate	(4)%	(12)%	(1)%

Schedule of components of deferred tax assets and liabilities

The tax effects, relating to the Norwegian tonnage tax regime, of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities as of December 31, 2024 and 2023 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2024	2023
Deferred tax assets:
Financial loss carry forwards for tonnage tax	$19,341	$24,671
Valuation allowance	(16,015)	(20,313)
Deferred tax liabilities:
Entrance tax	(91)	(127)
Total net deferred tax assets (liabilities)	$3,235	$4,231

The net deferred tax assets (liabilities) is classified in the consolidated balance sheets as follows:

	As of December 31,
(U.S. Dollars in thousands)	2024	2023
Non-current deferred tax assets	3,326	4,358
Non-current deferred tax liabilities	(91)	(127)
Total net deferred tax assets (liabilities)	$3,235	$4,231

Changes in the net deferred tax assets (liabilities) at December 31, 2024 and 2023 are presented below:

	As of December 31,
(U.S. Dollars in thousands)	2024	2023
Total net deferred tax assets (liabilities) at January 1,	$4,231	$(424)
Change in temporary differences	(1,009)	4,643
Translation differences	13	12
Total net deferred tax assets (liabilities) at December 31,	$3,235	$4,231